Goodwill - Schedule of Impairment Testing Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	$ 124,248	$ 124,248
Liquor Retail
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	24,338	24,338
Cannabis Retail
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	47,888	47,888
Cannabis Operations - Manufacturing
Disclosure Of Business Combinations [Line Items]
Goodwill allocated for impairment testing	$ 52,022	$ 52,022